CONSOLIDATED STATEMENTS OF LOSS AND COMPREHENSIVE LOSS - EUR (€) € in Thousands, shares in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
CONSOLIDATED STATEMENTS OF LOSS AND COMPREHENSIVE LOSS
Revenue	€ 93,519	€ 84,734
Cost of revenue	(43,580)	(39,652)
Gross Profit	49,939	45,082
Selling, general and administrative expenses	(50,824)	(46,764)
(Loss) gain on remeasurement of derivative liability	(47)	13
Gain on settlement of convertible debt	595
(Loss) gain on remeasurement of deferred consideration	(440)	804
Gain on remeasurement of consideration receivable		37
Operating (Loss)	(777)	(828)
Net interest expense and other financing charges	(2,149)	(1,098)
(Loss) Before Income Taxes	(2,926)	(1,926)
Income taxes	(910)	(1,558)
Net (Loss)	(3,836)	(3,484)
Items to be reclassified to net (loss):
Cumulative translation adjustment	(1,174)	1,525
Items that will not be reclassified to net (loss):
Remeasurement of employee obligations	(3)	85
Net Comprehensive (Loss)	€ (5,013)	€ (1,874)
Basic and Diluted (Loss) Per Share
Basic (Loss) Per Share	€ (0.17)	€ (0.16)
Diluted (Loss) Per Share	€ (0.17)	€ (0.16)
Weighted average number of shares - basic	22.6	21.4
Weighted average number of shares - diluted	22.6	21.4